Segments and Geographical Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segments and Geographical Information

23 Segments and Geographical Information

Prior to February 6, 2017, NXP was organized into two reportable segments, High Performance Mixed Signal (“HPMS”) and Standard Products (“SP”). As of February 6, 2017, the SP reportable segment was divested and HPMS remains as the sole reportable segment. Corporate and Other represents the remaining portion to reconcile to the Consolidated Financial Statements. Effective with the Merger, the operations of Freescale were primarily incorporated into the HPMS reportable segment.

Our HPMS business segment delivers high performance mixed signal solutions to our customers to satisfy their system and sub-systems needs across eight application areas: automotive, identification, mobile, consumer, computing, wireless infrastructure, lighting and industrial, and software solutions for mobile phones. Our SP business segment offered standard products for use across many application markets, as well as application-specific standard products predominantly used in application areas such as mobile handsets, computing, consumer and automotive. The segments each include revenue from the sale and licensing of intellectual property related to that segment.

Because the Company meets the criteria for aggregation set forth under ASC 280 “Segment Reporting”, and the operating segments have similar economic characteristics, the Company aggregates the results of operations of the Automotive, Secure Identification Solutions, Secure Connected Devices and Secure Interfaces and Infrastructure operating segments into one reportable segment, HPMS, and prior to February 6, 2017, the Standard Products and General Purpose Logic operating segments into another reportable segment, SP.

Our Chief Executive Officer, who is our CODM, regularly reviews financial information at the reporting segment level in order to make decisions about resources to be allocated to the segments and to assess their performance. Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Asset information by segment is not provided to our CODM as the majority of our assets are used jointly or managed at corporate level. Arithmetical allocation of these assets to the various businesses is not deemed to be meaningful and as such total assets per segment has been omitted.

Detailed information by segment for the years 2017, 2016 and 2015 is presented in the following tables.

Revenue	2017	2016	2015
HPMS	8,745	8,086	4,720
SP	118	1,220	1,241
Corporate and Other (1)	393	192	140

	9,256	9,498	6,101

Operating income (loss)	2017	2016	2015
HPMS	656	(302)	1,885
SP	31	268	264
Corporate and Other (1)	1,415	(116)	(134)

	2,102	(150)	2,015

(1)	Corporate and Other is not a reporting segment under ASC 280 “Segment Reporting”. Corporate and Other includes revenue related to manufacturing operations, unallocated expenses not related to any specific business segment and corporate restructuring charges. The gain on the sale of the divestment of SP business is included in the operating income of Corporate and Other.

Goodwill assigned to segments	Cost at January 1, 2017	Acquisitions	Transfer to asset held for sale	Translation differences and other changes	Cost at December 31, 2017
HPMS	8,728	—	—	22	8,750
SP	32	—	—	(32)	—
Corporate and Other (1)	269	—	—	1	270

	9,029	—	—	(9)	9,020

See note 3 for further information regarding the acquisition of Freescale.

	Accumulated impairment at January 1, 2017	Translation differences and other changes	Accumulated impairment at December 31, 2017
HPMS	(154)	—	(154)
SP	(32)	32	—
Corporate and Other (1)	—	—	—

	(186)	32	(154)

(1)	Corporate and Other is not a reporting segment under ASC 280 “Segment Reporting”.

Geographical Information

	Revenue (1)			Property, plant and equipment, net
	2017	2016	2015	2017	2016	2015
China	3,640	3,882	3,135	281	251	360
Netherlands	304	285	177	198	183	161
United States	922	906	415	770	922	1,115
Singapore	1,082	984	526	211	166	186
Germany	570	623	392	57	52	98
Japan	750	550	316	—	1	2
South Korea	356	369	268	—	—	1
Malaysia	103	231	41	369	378	473
Other countries	1,529	1,668	831	409	399	526

	9,256	9,498	6,101	2,295	2,352	2,922

(1)	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).